Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Equipment Not In Use	$ 0	$ 514,502
Depreciation Expense Within Cost Of Goods Sold		0	$ 882
Return Of Equipment	0	32,269
Write-down Of Long Lived Assets	514,502	0	0
Gain Loss On Sale Of Equipment	0	(41,603)	0
Proceeds From Sale Of Equipment	0	29,191	0
Loss On Disposal Of Equipment	$ 0	41,603	$ 0
Laboratory Equipment
Equipment Book Value		29,191
Gain Loss On Sale Of Equipment		30,309
Proceeds From Sale Of Equipment		59,500
Loss On Disposal Of Equipment		$ 11,294